UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

9311 E Via De Ventura, Suite 105

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 12/31/2024

Date of reporting period: 6/30/2024

Item 1. Reports to Stockholders.

IDX Funds IDX Risk-Managed Bitcoin Strategy Fund Institutional Class - BTIDX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the IDX Risk-Managed Bitcoin Strategy Fund (the "Fund"), Institutional Class Shares, for the period ended June 30, 2024, as well as certain changes to the Fund. You can find additional information at https://idxfunds.com or 800-403-4349.

Management's Discussion of Fund Performance

Dear Shareholders,

We are pleased to present the semi-annual report for the IDX Funds for the period ended June 30, 2024. This letter will focus on the performance and positioning of the IDX Risk-Managed Bitcoin Strategy Fund.

For the six-month period ended June 30, 2024, the IDX Risk-Managed Bitcoin Strategy Fund returned 28.18% versus 42.89% for the CME CF Bitcoin Reference Rate. The Fund benefited from strong performance in bitcoin futures contracts during this period, as the cryptocurrency market showed signs of recovery. The Fund's net asset value increased from $7.73 per share on December 31, 2023 to $8.81 per share on June 30, 2024.

Key points regarding the Fund's positioning and performance:

  The Fund was largely fully allocated over the period.

  The Fund's managed volatility approach helped mitigate downside risk while capturing upside in the bitcoin market.

As we look ahead, we believe the outlook for Bitcoin remains bullish given the recent approval of spot bitcoin ETFs and the upcoming halving event. While the future remains uncertain, our core tenet remains: you can invest for the path or the destination, but not both. For assets such as bitcoin - with significantly higher volatility than traditional assets - we believe that investing for the path is the prudent choice.

We appreciate your continued trust and investment in the IDX Funds. As always, we remain focused on serving your long-term investment goals.

Sincerely,

Josh Myers

Portfolio Manager IDX Funds

Key Fund Statistics
(as of June 30, 2024)
Net Assets ($)	$22,366,742
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$237,941
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.32%
What did the Fund invest in?
(as of June 30, 2024)
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	65.80%
Total	65.80%
Sector Breakdown (% of net assets)

Householding

Additional information is available on the Fund's website, https://idxfunds.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-800-403-4349.

* Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the (to reflect the number of days in the six month period ending June 30, 2024). Expenses for a full year would be higher than the amount shown.

IDX Funds IDX Commodity Opportunities Fund Institutional Class - COIDX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the IDX Commodity Opportunities Fund (the "Fund"), Institutional Class Shares, for the period ended June 30, 2024, as well as certain changes to the Fund. You can find additional information at https://idxfunds.com or 800-403-4349.

Management's Discussion of Fund Performance

Dear Shareholders,

We are pleased to present the semi-annual report for the IDX Funds for the period ended June 30, 2024. This letter will focus on the performance and positioning of the IDX Commodity Opportunities Fund.

For the six-month period ended June 30, 2024, the IDX Commodity Opportunities Fund returned -1.50% versus 5.14% for the Bloomberg Commodity Index Total Return. The Fund faced headwinds from volatility in commodity markets during this period as well as an overweight position in metals miners which saw considerable weakness in Q2.

The Fund's net asset value decreased from $9.46 per share on December 31, 2023 to $9.32 per share on June 30, 2024.

Key points regarding the Fund's positioning and performance:

  The Fund maintained a diversified portfolio across commodities and commodity related equities with next exposure ranging from 30% to 125% over the period.

  Top holdings included gold miners, corporate bonds, uranium miners, and MLPs.

  The Fund remained net long, but defensively positioned at the end of the period.

Looking ahead, we see several factors that could favor commodities as an asset class, including infrastructure spending, the potential for a weakening dollar and increased geo-political risks despite near-term by concerns about a global slowdown in growth.

While the Fund faced different market environments in the first half of 2024, we remain committed to our disciplined, risk-managed investment approaches.

We appreciate your continued trust and investment in the IDX Funds. As always, we remain focused on serving your long-term investment goals.

Sincerely,

Josh Myers

Portfolio Manager IDX Funds

Key Fund Statistics
(as of June 30, 2024)
Net Assets ($)	$51,757,489
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	153%
Total Advisory Fees Paid ($)	$412,772
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.88%

What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	47.66%
VanEck Gold Miners ETF	6.56%
iShares iBoxx USD Investment Grade Corporate Bond ETF	6.21%
Sprott Uranium Miners ETF	4.38%
Global X MLP ETF	4.22%
iShares Global Infrastructure ETF	3.59%
First Trust Emerging Markets AlphaDEX Fund	2.31%
Aris Water Solutions, Inc.	1.97%
Global X Silver Miners ETF	1.93%
Ardmore Shipping Corp.	1.00%
Total	79.83%
Sector Breakdown (% of net assets)
Householding

Additional information is available on the Fund's website, https://idxfunds.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-800-403-4349.

* Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the (to reflect the number of days in the six month period ending June 30, 2024). Expenses for a full year would be higher than the amount shown.

ITEM 2.	CODE OF ETHICS.

Not required in semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not required in semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in semi-annual filing.

ITEM 6.	INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 7 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

SEMI-ANNUAL REPORT

JUNE 30, 2024

Dear Shareholders,

We are pleased to present the semi-annual report for the IDX Funds for the period ended June 30, 2024. This letter will focus on the performance and positioning of the IDX Risk-Managed Bitcoin Strategy Fund.

For the six-month period ended June 30, 2024, the IDX Risk-Managed Bitcoin Strategy Fund returned 28.18% versus 42.89% for the CME CF Bitcoin Reference Rate. The Fund benefited from strong performance in bitcoin futures contracts during this period, as the cryptocurrency market showed signs of recovery. The Fund’s net asset value increased from $7.73 per share on December 31, 2023 to $8.81 per share on June 30, 2024.

Key points regarding the Fund’s positioning and performance:

●	The Fund was largely fully allocated over the period.

●	The Fund’s managed volatility approach helped mitigate downside risk while capturing upside in the bitcoin market.

As we look ahead, we believe the outlook for Bitcoin remains bullish given the recent approval of spot bitcoin ETFs and the upcoming halving event. While the future remains uncertain, our core tenet remains: you can invest for the path or the destination, but not both. For assets such as bitcoin - with significantly higher volatility than traditional assets - we believe that investing for the path is the prudent choice.

We appreciate your continued trust and investment in the IDX Funds. As always, we remain focused on serving your long-term investment goals.

Sincerely,
Josh Myers
Portfolio Manager IDX Funds

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

INVESTMENT HIGHLIGHTS (Unaudited)

June 30, 2024

Top Ten Long Portfolio Holdings	(% of Net Assets) (a)
First American Government Obligations Fund, Class X	65.80%
TOTAL:	65.80%

Potfolio Allocation	(% of Net Assets) (a)
Money Market Funds	65.80%
Other Assets in Excess of Liabilities	34.20%
TOTAL:	100.00%

(a)	Based on market value.

See Consolidated Schedule of Investments for a more detailed breakdown of the Fund’s assets.

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 65.80%
	MONEY MARKET FUNDS — 65.80%
14,711,347	First American Government Obligations Fund, Class X (a) (b)	5.236	$14,711,347

	TOTAL SHORT TERM INVESTMENTS - (Cost $14,711,347)		14,711,347

	TOTAL INVESTMENTS — 65.80% - (Cost $14,711,347)		14,711,347
	OTHER ASSETS IN EXCESS OF LIABILITIES — 34.20%		7,655,395
	NET ASSETS — 100.00%		$22,366,742

(a)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2024

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a)	18	7/29/2024	$5,429,250	$—	$(98,302)
TOTAL PURCHASE CONTRACTS				—	(98,302)

TOTAL FUTURES CONTRACTS				$—	$(98,302)

NET UNREALIZED DEPRECIATION					$(98,302)

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Bitcoin Strategy Subsidiary.

CME - Chicago Mercantile Exchange

The accompanying notes are an integral part of these consolidated financial statements.

Dear Shareholders,

We are pleased to present the semi-annual report for the IDX Funds for the period ended June 30, 2024. This letter will focus on the performance and positioning of the IDX Commodity Opportunities Fund.

For the six-month period ended June 30, 2024, the IDX Commodity Opportunities Fund returned -1.50% versus 5.14% for the Bloomberg Commodity Index Total Return. The Fund faced headwinds from volatility in commodity markets during this period as well as an overweight position in metals miners which saw considerable weakness in Q2.

The Fund’s net asset value decreased from $9.46 per share on December 31, 2023 to $9.32 per share on June 30, 2024.

Key points regarding the Fund’s positioning and performance:

●	The Fund maintained a diversified portfolio across commodities and commodity related equities with next exposure ranging from 30% to 125% over the period.

●	Top holdings included gold miners, corporate bonds, uranium miners, and MLPs.

●	The Fund remained net long, but defensively positioned at the end of the period.

Looking ahead, we see several factors that could favor commodities as an asset class, including infrastructure spending, the potential for a weakening dollar and increased geo-political risks despite near-term by concerns about a global slowdown in growth.

While the Fund faced different market environments in the first half of 2024, we remain committed to our disciplined, risk-managed investment approaches.

We appreciate your continued trust and investment in the IDX Funds. As always, we remain focused on serving your long-term investment goals.

Sincerely,
Josh Meyers
Portfolio Manager IDX Funds

IDX Funds

IDX Commodity Opportunities Fund

INVESTMENT HIGHLIGHTS (Unaudited)

June 30, 2024

Top Ten Long Portfolio Holdings	(% of Net Assets) (a)
First American Government Obligations Fund, Class X	47.66%
VanEck Gold Miners ETF	6.56%
iShares iBoxx USD Investment Grade Corporate Bond ETF	6.21%
Sprott Uranium Miners ETF	4.38%
Global X MLP ETF	4.22%
iShares Global Infrastructure ETF	3.59%
First Trust Emerging Markets AlphaDEX Fund	2.31%
Aris Water Solutions, Inc.	1.97%
Global X Silver Miners ETF	1.93%
Ardmore Shipping Corp.	1.00%
TOTAL:	79.83%

Potfolio Allocation	(% of Net Assets) (a)
Money Market Funds	47.66%
Exchange Traded Funds	30.90%
Common Stocks	6.41%
Other Assets in Excess of Liabilities	15.03%
TOTAL:	100.00%

(a)	Based on market value.

See Consolidated Schedule of Investments for a more detailed breakdown of the Fund’s assets.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 6.41%
	CONSUMER DISCRETIONARY — 0.84%
13,500	A-Mark Precious Metals, Inc.	$436,995

	ENERGY — 1.00%
23,000	Ardmore Shipping Corp.	518,190

	INDUSTRIALS — 1.69%
3,000	Powell Industries, Inc.	430,200
3,750	Sterling Infrastructure, Inc. (a)	443,775
		873,975
	MATERIALS — 2.88%
65,000	Aris Water Solutions, Inc.	1,018,550
175,000	B2Gold Corp.	472,500
		1,491,050

	TOTAL COMMON STOCKS - (Cost $3,541,757)	3,320,210

	EXCHANGE TRADED FUNDS — 30.90%
	COMMODITIES — 12.87%
32,000	Global X Silver Miners ETF	998,080
46,000	Sprott Uranium Miners ETF	2,265,040
100,000	VanEck Gold Miners ETF	3,393,000
		6,656,120

	CORPORATE — 6.65%
30,000	iShares iBoxx USD Investment Grade Corporate Bond ETF	3,213,600
6,108	iShares J.P. Morgan EM High Yield Bond ETF	226,301
		3,439,901
	EQUITY — 2.31%
49,900	First Trust Emerging Markets AlphaDEX Fund	1,194,606

	GLOBAL — 3.59%
38,750	iShares Global Infrastructure ETF	1,856,900

	GOVERNMENT — 1.26%
13,585	Invesco Emerging Markets Sovereign Debt ETF	271,700
6,185	Vanguard Emerging Markets Government Bond ETF	389,098
		660,798

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 4.22%
45,000	Global X MLP ETF	$2,182,500

	TOTAL EXCHANGE TRADED FUNDS - (Cost $15,655,213)	15,990,825

		Dividend Yield (%)
	SHORT TERM INVESTMENTS — 47.66%
	MONEY MARKET FUNDS — 47.66%
24,665,646	First American Government Obligations Fund, Class X (b) (c)	5.236	24,665,646

	TOTAL SHORT TERM INVESTMENTS - (Cost $24,665,646)		24,665,646

	TOTAL INVESTMENTS — 84.98% - (Cost $43,862,616)		43,976,681
	OTHER ASSETS IN EXCESS OF LIABILITIES — 15.03%		7,780,808
	NET ASSETS — 100.00%		$51,757,489

(a)	Non-income producing security.

(b)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2024

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
Aluminum Futures (a)	53.00	7/17/2024	$3,299,939	$62,238	$—
Brent Crude Last Day Futures (a)	3.00	8/1/2024	255,000	7,980	—
Chicago SRW Wheat Futures (a)	11.00	9/13/2024	315,425	—	(8,388)
Coffee Futures (a)	9.00	11/19/2024	757,688	—	(1,205)
Copper Futures (a)	20.00	9/26/2024	2,195,750	—	(44,493)
Copper Futures (a)	12.00	12/27/2024	1,323,300	—	(114,814)
Corn Futures (a)	35.00	12/13/2024	736,313	—	(62,654)
Cotton Futures (a)	10.00	11/21/2024	363,450	—	(32,363)
Crude Oil Futures (a)	12.00	8/20/2024	967,680	35,266	—
Crude Oil Futures (a)	31.00	11/20/2025	2,262,070	267	—
Feeder Cattle Futures (a)	2.00	8/30/2024	259,300	4,220	—
Gold Futures (a)	39.00	8/28/2024	9,124,440	—	(136,867)
Henry Hub Natural Gas Futures (a)	67.00	7/29/2024	1,742,670	—	(221,443)
KC Wheat Futures (a)	1.00	9/13/2024	29,313	—	(315)
Nickel Futures (a)	26.00	7/17/2024	2,666,545	—	(505,552)
No. 11 Sugar Futures (a)	105.00	9/30/2024	2,387,280	102,843	—
RBOB Gasoline Futures (a)	2.00	7/31/2024	210,126	—	(8,505)
RBOB Gasoline Futures (a)	17.00	8/30/2024	1,764,294	51,591	—
RBOB Gasoline Futures (a)	2.00	9/30/2024	191,822	—	(5,120)
Silver Futures (a)	12.00	9/26/2024	1,773,600	—	(95,485)
Soybean Futures (a)	20.00	11/14/2024	1,104,000	—	(13,577)
Zinc Futures (a)	38.00	7/17/2024	2,745,833	107,637	—
TOTAL PURCHASE CONTRACTS				372,042	(1,250,781)

SALE CONTRACTS
Lean Hog Futures (a)	(20.00)	8/16/2024	(716,000)	11,490	—
Live Cattle Futures (a)	(23.00)	8/30/2024	(1,705,910)	—	(49,760)
Live Cattle Futures (a)	(3.00)	12/31/2024	(223,080)	—	(4,598)
NY Harbor ULSD Futures (a)	(2.00)	9/30/2024	(214,855)	2,772	—
TOTAL SALES CONTRACTS				14,262	(54,358)

TOTAL FUTURES CONTRACTS				$386,304	$(1,305,139)

NET UNREALIZED DEPRECIATION					$(918,835)

(a)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2024

	IDX Risk-Managed Bitcoin Strategy Fund	IDX Commodity Opportunities Fund
ASSETS
Investments at cost:	$14,711,347	$43,862,616
Investments at value:	$14,711,347	$43,976,681
Deposit with brokers for derivative instruments	7,558,472	8,560,881
Unrealized appreciation of open futures contracts	—	386,305
Receivables
Dividends and interest receivable	68,540	95,518
Receivable for fund shares sold	10,578	11,918
Due from advisor	58,706	—
Prepaid expenses and other assets	112,965	118,952
TOTAL ASSETS	22,520,608	53,150,255

LIABILITIES
Unrealized depreciation of open futures contracts	98,302	1,305,139
Payables and accrued liabilities:
Payable for fund shares redeemed	1,690	3,975
Payable to related parties	5,619	25,566
Investment Advisory Fees Payable	21,123	51,816
Shareholder servicing payable	6,106	6,039
Accrued expenses and other liabilities	21,026	231
TOTAL LIABILITIES	153,866	1,392,766
NET ASSETS	$22,366,742	$51,757,489

Net Assets Consist Of:
Paid in capital	$16,008,032	$52,679,583
Total distributable earnings/accumulated loss	6,358,710	(922,094)
NET ASSETS	$22,366,742	$51,757,489

Net Asset Value Per Share:
Net assets	$22,366,742	$51,757,489
Shares outstanding (unlimited number of shares authorized with no par value)	2,537,911	5,554,520
Net asset value, redemption price and offering price per share	$8.81	$9.32

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	IDX Risk-Managed Bitcoin Strategy Fund	IDX Commodity Opportunities Fund
	Period Ended 6/30/2024	Period Ended 6/30/2024
INVESTMENT INCOME
Interest	$465,366	$636,321
Dividends	—	317,661
Foreign withholding taxes	—	(1,750)
TOTAL INVESTMENT INCOME	465,366	952,232

EXPENSES
Investment advisory fees	237,941	412,772
Shareholder servicing fees	17,935	41,554
Accounting and administrative fees	31,146	35,879
Transfer agent fees	7,862	12,413
Legal Fees	14,560	25,427
Reporting fees	19,047	24,179
Custodian fees	7,180	7,180
Compliance officer fees	10,200	10,200
Insurance fees and expenses	14,101	22,199
Trustee fees and expenses	10,500	19,800
Professional fees	8,990	27,740
Other expenses	53,966	44,808
TOTAL EXPENSES	433,428	684,151

Investment advisory fees waived	(118,751)	(146,803)
TOTAL NET EXPENSES	314,677	537,348

NET INVESTMENT INCOME	150,689	414,884

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)(Continued)

	IDX Risk-Managed Bitcoin Strategy Fund	IDX Commodity Opportunities Fund
	Period Ended 6/30/2024	Period Ended 6/30/2024
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES
Net realized gain/ (loss) from:
Investments	$—	$1,012,015
Futures contracts	3,206,663	(1,050,951)
Net realized gain/(loss)	3,206,663	(38,936)

Net change in unrealized appreciation/(depreciation) on:
Investments	—	(168,413)
Futures contracts	589,194	(882,846)
Net change in unrealized appreciation/(depreciation):	589,194	(1,051,259)

NET REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES	3,795,857	(1,090,195)

NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,946,546	$(675,311)

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	IDX Risk-Managed Bitcoin Strategy Fund		IDX Commodity Opportunities Fund
	(Unaudited) Period Ended 6/30/2024	Year Ended 12/31/2023	(Unaudited) Period Ended 6/30/2024	Year Ended 12/31/2023
FROM OPERATIONS
Net investment income / (loss)	$150,689	$176,761	$414,884	$1,025,322
Net realized gain / (loss) from:
Investments	—	(126,567)	1,012,015	(783,847)
Written options	—	—	—	96,961
Futures contracts	3,206,663	5,426,319	(1,050,951)	(1,986,435)
Net change in unrealized appreciation / (depreciation) on:
Investments	—	19,174	(168,413)	329,637
Futures contracts	589,194	(687,496)	(882,846)	(63,976)
Net increase / (decrease) in net assets resulting from operations	3,946,546	4,808,191	(675,311)	(1,382,338)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares:	—	(1,807,769)	—	(1,007,872)
Net decrease in net assets from distributions to shareholders	—	(1,807,769)	—	(1,007,872)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	9,874,565	17,574,176	13,180,675	67,258,844
Net asset value of shares issued in reinvestment of distributions to shareholders:	—	989,852	—	979,078
Payments for shares redeemed:	(12,918,401)	(26,136,684)	(15,672,286)	(27,138,647)
Net increase / (decrease) in net assets from shares of beneficial interest	(3,043,836)	(7,572,656)	(2,491,611)	41,099,275

TOTAL INCREASE / (DECREASE) IN NET ASSETS	902,710	(4,572,234)	(3,166,922)	38,709,065

NET ASSETS
Beginning of year/period	21,464,032	26,036,266	54,924,411	16,215,346
End of year/period	$22,366,742	$21,464,032	$51,757,489	$54,924,411

SHARE ACTIVITY
Institutional Class:
Shares sold	1,113,842	2,625,937	1,367,418	6,838,801
Shares reinvested	—	128,219	—	103,387
Shares redeemed	(1,353,268)	(3,962,441)	(1,617,910)	(2,771,888)
Net increase / (decrease) in shares of beneficial interest outstanding	(239,426)	(1,208,285)	(250,492)	4,170,300

SHARES OUTSTANDING
Beginning of year/period	2,777,337	3,985,622	5,805,012	1,634,712
End of year/period	2,537,911	2,777,337	5,554,520	5,805,012

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Risk-Managed Bitcoin Strategy Fund
	(Unaudited) Period Ended 6/30/2024		Year Ended 12/31/2023		Year Ended 12/31/2022		Period Ended 12/31/2021(1)
Net Asset Value, Beginning of Year/Period	$7.73		$6.53		$10.08		$10.00

From investment operations:
Net investment income/(loss) (2)	0.06		0.05		(0.13)		(0.04)
Net realized and unrealized gain/(loss) on investment activity	1.03		1.81		(3.42)		0.12
Total from investment operations	1.08		1.86		(3.55)		0.08

Less distributions from:
Net investment income	—		(0.66)		—		—
Total distributions	—		(0.66)		—		—

Net Asset Value, End of Year/Period	$8.81		$7.73		$6.53		$10.08

Total Return	28.18%		28.51%		(35.19)%		0.80	%(3)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$22,367		$21,464		$26,036		$32,232

Ratio of net expenses to average net assets
Before waivers	3.63	%(4)(5)	4.24	%(5)	2.91	%(5)	4.52	%(4)(7)
After waivers	2.64	%(4)(5)	3.63	%(5)		2.50%(5)	3.08	%(4)(7)
Ratio of net expenses to average net assets
Before waivers	3.48	%(4)(6)	3.37	%(6)	2.79	%(6)	3.93	%(4)(8)
After waivers	2.49	%(4)(6)	2.49	%(6)		2.39%(6)	2.49	%(4)(8)

Ratio of net investment income/(loss) to average net assets
Before waivers	0.27	%(4)(5)	(0.06	)%(5)	(2.01	)%(5)	(4.51	)%(4)(7)
After waivers	1.26	%(4)(5)	0.81	%(5)	(1.61	)%(5)	(3.07	)%(4)(7)

Portfolio Turnover Rate	0.00%		236.30	%(9)	1036.03%		231.71	%(3)

(1)	The Fund commenced operations on November 17, 2021.

(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)	Not annualized.

(4)	Annualized.

(5)	Expenses to average net assets including shareholder servicing, interest, and dividend expense.

(6)	Expenses to average net assets excluding shareholder servicing, interest, and dividend expense.

(7)	Expenses to average net assets including interest and dividend expense.

(8)	Expenses to average net assets excluding interest and dividend expense.

(9)	Portfolio turnover decreased from 2022 to 2023 as market conditions in 2023 demonstrated significantly less volatility.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Commodity Opportunities Fund
	(Unaudited) Period Ended 6/30/2024		Year Ended 12/31/2023		Period Ended 12/31/2022(1)
Net Asset Value, Beginning of Year/Period	$9.46		$9.92		$10.00

From investment operations:
Net investment income/(loss) (2)	0.07		0.26		0.03
Net realized and unrealized gain/(loss) on investment activity	(0.21)		(0.55)		(0.09)
Total from investment operations	(0.14)		(0.29)		(0.06)

Less distributions from:
Net investment income	—		(0.17)		(0.02)
Net realized gain	—		(0.00	)(7)	—
Total distributions	—		(0.17)		(0.02)

Net Asset Value, End of Year/Period	$9.32		$9.46		$9.92

Total Return	(1.50)%		(2.89)%		(0.61	)%(3)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$51,757		$54,924		$16,215

Ratio of net expenses to average net assets
Before waivers	2.47	%(4)(5)	2.49	%(5)	3.63	%(4)(5)
After waivers	1.94	%(4)(5)	1.94	%(5)	1.84	%(4)(5)
Ratio of net expenses to average net assets
Before waivers	2.32	%(4)(6)	2.34	%(6)	3.49	%(4)(6)
After waivers	1.79	%(4)(6)	1.79	%(6)	1.69	%(4)(6)

Ratio of net investment income/(loss) to average net assets
Before waivers	0.97	%(4)(5)	2.15	%(5)	0.10	%(4)(5)
After waivers	1.50	%(4)(5)	2.70	%(5)	1.89	%(4)(5)

Portfolio Turnover Rate	152.89%		342.03%		176.26	%(3)

(1)	The Fund commenced operations on November 1, 2022.

(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)	Not annualized.

(4)	Annualized.

(5)	Expenses to average net assets including shareholder servicing, interest, and dividend expense.

(6)	Expenses to average net assets excluding shareholder servicing, interest, and dividend expense.

(7)	Less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited)

June 30, 2024

1.	ORGANIZATION

IDX Funds (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The IDX Risk-Managed Bitcoin Strategy Fund (the “Bitcoin Fund”) and the IDX Commodity Opportunities Fund (the “Commodity Fund”) (individually a “Fund” and collectively the “Funds”) are each a series within the Trust. The Funds are each non-diversified funds.

The Bitcoin Fund’s primary investment objective seeks long-term capital appreciation. In order to achieve their investment objective, the Fund seeks long-term capital appreciation through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly or through other funds. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of Bitcoin.

The Commodity Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined below). The Adviser expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the 1940 Act.

The Funds’ investment adviser is IDX Advisors, LLC (the “Adviser”).

Wholly owned and Controlled Subsidiaries

In order to achieve their investment objectives, the Funds each invest up to 25% of their total assets (measured at the time of purchase) in wholly owned subsidiaries, IDX Bitcoin Subsidiary (“IDXBS”) and IDX Commodity Subsidiary (“IDXCS”), respectively (collectively the “Subsidiaries”); each company is incorporated under the laws of the Cayman Islands. IDXBS and IDXCS commenced operations on November 17, 2021, and November 1, 2022, respectively, each as an exempted Cayman Islands company with limited liability. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Subsidiaries, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

As of June 30, 2024, investments in the Subsidiaries represented 24.27% and 7.45% of the total net assets of Bitcoin Fund and Commodity Fund, respectively.

Share Classes

Each Fund has Institutional Class Shares only. The Bitcoin Fund’s Institutional Class Shares commenced operations on November 17, 2021. The Commodity Fund’s Institutional Class Shares commenced operations on November 1, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)	Security Valuation – All investments in securities are recorded at fair value, as described in note 3.

b)

Cryptocurrency Risk – Cryptocurrency (notably, Bitcoin), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Bitcoin Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

c)

Commodity Investments – The Commodity Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Commodity Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

d)

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)

Futures Contracts – The Funds use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Funds. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Funds that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)

Short Sales of Investments – The Funds may engage in short sales of securities to realize appreciation when a security that the Funds do not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Funds will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions are open, the Funds will post cash or liquid assets at least equal in value to the fair value of the securities should short.

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations. All collateral is marked to market daily. The Funds may also be required to pledge on the books of the Funds’ additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Funds’ Consolidated Schedules of Investments.

g)

Options on Securities – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires, or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h)

U.S. Government Securities – The Funds also invest in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.

i)

Consolidation of the Subsidiaries – The Consolidated Financial Statements of the Bitcoin Fund and the Commodity Fund each include the investment activity and financial statements of IDXBS and IDXCS, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Funds may be considered to be investing indirectly in some of those investments through its Subsidiaries. For that reason, references to the Funds may also encompass its subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Funds when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations. As of June 30, 2024, IDXBS had net assets of $5,420,964 comprising 24.27% of the net assets and IDXCS had net assets of $3,861,462 comprising 7.45% of the net assets of the Bitcoin Fund and the Commodity Fund, respectively.

j)

Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Funds more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

k)

Federal Income Taxes – The Funds have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not-to be sustained assuming examination by tax authorities.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Management has analyzed the Funds’ tax positions taken on all open tax years and expected to be taken as of and during the period ended June 30, 2024, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and State of Delaware.

For tax purposes, the Funds’ Subsidiaries are exempted Cayman Islands investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are a Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Funds’ investment company taxable income.

l)

Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

m)

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

n)

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Fund based on each Fund’s relative net assets or another basis as determined by the Board of Trustees (the “Board”), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

o)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

p)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis and includes the amortization / accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

q)

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

3.	INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities – Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities – Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

3.	INVESTMENT VALUATIONS (Continued)

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the Bitcoin Fund’s consolidated investments and other financial instruments as of June 30, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$14,711,347	$—	$—	$14,711,347
Total Investments	$14,711,347	$—	$—	$14,711,347

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$—	$—	$—	$—
Unrealized depreciation of open futures contracts	(98,302)	—	—	(98,302)
Total Futures Contracts	$(98,302)	$—	$—	$(98,302)
Total Other Financial Instruments	$(98,302)	$—	$—	$(98,302)

(a)	As of and during the period ended June 30, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

Short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

The following table summarizes the Commodity Fund’s consolidated investments and other financial instruments as of June 30, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Common Stocks (b)	$3,320,210	$—	$—	$3,320,210
Exchange Traded Funds (b)	15,990,825	—	—	15,990,825
Short-Term Investments (b)	24,665,646	—	—	24,665,646
Total Investments	$43,976,681	$—	$—	$43,976,681

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$386,305	$—	$—	$386,305
Unrealized depreciation of open futures contracts	(1,305,139)	—	—	(1,305,139)
Total Futures Contracts	$(918,834)	$—	$—	$(918,834)
Total Other Financial Instruments	$(918,834)	$—	$—	$(918,834)

(a)	As of and during the period ended June 30, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

Exchange traded funds, purchased options, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

4.	DERIVATIVE TRANSACTIONS

The Funds may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within deposit with brokers for derivative instruments on the Consolidated Statements of Assets and Liabilities. During the year, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as unrealized appreciation or depreciation on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2024, for the Bitcoin Fund was as follows:

					Fair Value
Type of Derivative	Location	Interest Rate Risk	Equity Risk	Commodity Risk	Asset Derivatives	Liability Derivatives
Future Contracts	Unrealized depreciation of open futures contracts	$—	$—	$(98,302)	$—	$(98,302)

For the period ended June 30, 2024, the Bitcoin Fund financial derivative instruments had the following average notional values (indicating average volume for the year):

Type of Derivative	Average Monthly Notional Value (a)
Future Contracts	$13,467,683

(a)

The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivate activities for the period ended June 30, 2024. The Fund did not engage in short future contract activity during the period ended June 30, 2024.

For the period ended June 30, 2024, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Bitcoin Fund:

Type of Derivative	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Future Contracts	$3,206,663	$589,194
Total	$3,188,241	$589,194

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

4.	DERIVATIVE TRANSACTIONS (Continued)

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2024, for the Commodity Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives
Future Contracts	Unrealized appreciation of open futures contracts	$386,305	$386,305	$—
Future Contracts	Unrealized depreciation of open futures contracts	(1,305,139)	—	(1,305,139)

For the period ended June 30, 2024, the Commodity Fund financial derivative instruments had the following average notional values (indicating average volume for the period):

Type of Derivative	Average Monthly Notional Value (a)
Put Options Purchased	$293,250
Future Long Contracts	30,230,299
Future Short Contracts	(4,797,311)

(a)	The Fund considers the average monthly notional amounts during the year, categorized by derivative instrument, to be representative of its derivate activities for the period ended June 30, 2024.

For the period ended June 30, 2024, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Commodity Fund:

Type of Derivative	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)
Call/Put Options Purchased	Equity	$(82,785)	$(80,722)
Call/Put Options Purchased	Interest Rate	18,696	—
Future Contracts	Interest Rate	(92,963)	(44,681)
Future Contracts	Commodity	(957,988)	(838,165)
Total		$(1,115,040)	$(884,021)

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

5.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, aggregate purchases, and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
Fund	Purchases	Sales	Purchases	Sales
The Bitcoin Fund	$—	$—	$—	$—

The Commodity Fund	—	—	36,788,021	48,100,138

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations and investments of the Funds in accordance with their stated policies. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of the Funds’ net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
The Bitcoin Fund	1.99%	$237,941

The Commodity Fund	1.49%	$412,772

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.49% and 1.79% for the Bitcoin Fund and the Commodity Fund, respectively, through at least April 30, 2026. During the period ended June 30, 2024, the Adviser waived fees as follows:

Fund	Expense Limitation Rate	Management Fees Waived
The Bitcoin Fund	2.49%	$(118,751)

The Commodity Fund	1.79%	$(146,803)

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three years following the date of such waiver on reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is repaid.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (Continued)

As of June 30, 2024, the cumulative unreimbursed amounts paid or waived by the Adviser on behalf of the Funds that may be recouped no later than the date stated below are as follows:

Fund	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery
The Bitcoin Fund	2027	$(118,751)
	2026	(189,988)
	2025	(229,313)
Total:		$(538,052)

The Commodity Fund	2027	$(146,803)
	2026	(210,383)
	2025	(29,601)
Total:		$(386,787)

The Funds have entered into a Master Services Agreement (“Services Agreement”) with Gryphon 17, LLC d/b/a Gryphon Fund Group (“Gryphon”). Under the Services Agreement, Gryphon is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. For the period ended June 30, 2024, the Bitcoin Fund and the Commodity Fund incurred fees pursuant to the Services Agreement of $39,008 and $48,292, respectively.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on June 30, 2024, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The Bitcoin Fund	$14,711,347	$—	$(98,302)	$(98,302)

The Commodity Fund	$4,862,616	$1,106,347	$(1,911,116)	$(804,769)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2023, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Earnings / (Losses)	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Earnings / (Losses)
The Bitcoin Fund	$391,313	$—	$2,708,347	$(687,496)	$2,412,164

The Commodity Fund	$26,562	$—	$(495,739)	$222,394	$(246,783)

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

7.	TAX MATTERS (Continued)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, deferral of losses due to wash sales, and tax adjustments related to the Funds’ investments in their Subsidiaries.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Funds did not elect to defer any post-October and late year losses.

As of December 31, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

	Capital Loss Carryover
Fund	Short-Term	Long-Term	Year of Expiration
The Bitcoin Fund	$209,553	$—	Indefinitely

The Commodity Fund	$565,637	$—	Indefinitely

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis, which is considered to be more informative to the shareholder. the following reclassifications were made as of December 31, 2023:

Fund	Total Distributable Earnings / (Accumulated Losses)	Paid-in Capital
The Bitcoin Fund	$(501,955)	$501,955

The Commodity Fund	$2,236,797	$(2,236,797)

The Funds’ reclassifications are primarily attributable to the net operating loss forfeiture, non-deductible expenses, utilization of earnings and profits distributed to shareholders on redemption of shares, and the Funds’ investment in their Subsidiaries.

There were no distributions paid by the Funds during the period ended June 30, 2024. During the year ended December 31, 2023, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
The Bitcoin Fund	$1,807,769	$—	$—	$1,807,769

The Commodity Fund	$998,760	$9,112	$—	$1,007,872

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

8.	BITCOIN RISK

The following risks are specifically attributable to making investments in bitcoin. Each of these risks could adversely impact the value of an investment in the Bitcoin Fund.

New Technology Adoption Risks – Investing in bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

Industry Uncertainty Risks – Bitcoin and the marketplace for bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

Bitcoin Volatility Risks – Bitcoin trading prices are volatile. As a result, bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Bitcoin Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Bitcoin Fund for any given period could be directionally different than the price direction of bitcoin or bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the managed volatility strategy.

Regulatory Risks – While the bitcoin and the trading platforms and infrastructure on which bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to bitcoin. To the extent that future regulatory actions or policies limit or restrict bitcoin usage, bitcoin trading or the ability to convert bitcoin to government currencies, the demand for bitcoin may be reduced, which may adversely affect an investment in the Bitcoin Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Bitcoin Fund’s investment strategies.

Excess Supply Risks – Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, this increase in the supply of such bitcoin can create downward pressure on the price of bitcoin. The supply of bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until bitcoin issuance halts completely with a total of 21 million bitcoins in existence.

Disruptions and Failures at Bitcoin – Bitcoin trading platforms operate websites on which users can trade bitcoin for US dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin.

Risks Associated with Demand for Specific Digital Assets – As the market for bitcoin evolves, it is possible that a digital asset other than bitcoin held by the Bitcoin Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for bitcoin held by the Bitcoin Fund (and thus negatively impacting the value of the Bitcoin Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into bitcoins held by the Fund. In such circumstances, the demand for the bitcoin held by the Bitcoin Fund could be negatively impacted. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Bitcoin Fund.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

8.	BITCOIN RISK (Continued)

Competition from central bank digital currencies (“CBDCs”) – Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, bitcoin. As a result of any of the foregoing factors, the value of bitcoin could decrease, which could adversely affect an investment in the Bitcoin Fund.

Risks from Decreased Incentives for Miners – Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Bitcoin Fund.

Risks of Changes to Bitcoin Network – A small group of individuals can propose refinements or improvements to the bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork”.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2024

10.	MARKET DISRUPTIONS AND GEOPOLITCAL EVENTS

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility, or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden, or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

11.	REGULATORY UPDATE

Tailored Shareholder Reports for Mutual Funds and ETFs – Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

12.	SUBSEQUENT EVENTS

On June 25, 2024, the Trust filed an amendment to its registration statement to change the Bitcoin Fund’s name to the IDX Risk-Managed Digital Assets Strategy Fund and amend its principal investment strategies to permit investments in ether and treasury futures and securities of digital asset-related operating companies. The amended registration statement is subject to review and comment by the SEC, and is expected to take effect on or about August 30, 2024 and mailed to shareholders of the Funds shortly thereafter.

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

June 30, 2024

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 711-9164; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent period ended June 30, 2024, is available without charge, upon request, by calling (800) 711-9164; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Funds file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2024

IDX FUNDS

9311 E Via De Ventura

Suite 105

Scottsdale, AZ 85258

INVESTMENT ADVISER

IDX Advisors, LLC

9311 E Via De Ventura

Suite 105

Scottsdale, AZ 85258

ADMINISTRATOR

Gryphon Fund Group

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

TRANSFER AGENT

Gryphon Fund Group

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

IDX Funds	SEMI-ANNUAL REPORT

Expense Example (Unaudited)

June 30, 2024

As a shareholder, you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2024, through June 30, 2024.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/2024	Ending Account Value 6/30/2024	Expenses Paid During Period*	Ending Account Value 6/30/2024	Expenses Paid During Period*
Institutional Class:
The Bitcoin Fund	2.49%	$1,000.00	$1,070.06	$13.29	$1,057.44	$12.77
The Commodity Fund	1.79%	$1,000.00	$992.50	$8.86	$1,016.01	$9.00

*

Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six-month period ending June 30, 2024).

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Semi-Annual Report to shareholders filed under Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable at this time.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS.

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Gordon M. Jones
By Gordon M. Jones
Treasurer and Principal Financial Officer
Date: September 9, 2024